Investments - Impact of Housing Investments on Net Income (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Investment [Line Items]
Tax benefits		$ 70.5	$ 145.4
Predecessor Company
Investment [Line Items]
Tax benefits	$ 8.9			$ 30.3
Low-Income Housing Project Investments
Investment [Line Items]
Pass through activity		(24.0)	(27.4)
Write downs		(1.0)	(25.6)
Tax benefits		8.8	18.6
Tax credits, net		35.5	34.7
Impact to net income		$ 19.3	$ 0.3
Low-Income Housing Project Investments | Predecessor Company
Investment [Line Items]
Pass through activity	(2.1)			(30.6)
Write downs	(0.5)			(8.3)
Tax benefits	0.9			13.6
Tax credits, net	3.1			45.2
Impact to net income	$ 1.4			$ 19.9